Annual Fund Operating Expenses - Rational Premium Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Rational Premium Income Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.52%
Other Expenses (as a percentage of Assets):	0.53%	[1]
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	2.32%
Fee Waiver or Reimbursement	(0.28%)	[3]
Net Expenses (as a percentage of Assets)	2.04%	[3]
Rational Premium Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.52%
Other Expenses (as a percentage of Assets):	0.53%	[1]
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	2.57%
Fee Waiver or Reimbursement	(0.28%)	[3]
Net Expenses (as a percentage of Assets)	2.29%	[3]
Rational Premium Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.44%
Other Expenses (as a percentage of Assets):	0.45%	[1]
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	3.24%
Fee Waiver or Reimbursement	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	3.04%	[3]

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s investment adviser, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, and (vi) non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses) to not more than 1.99%, 2.24% and 2.99% of the average daily net assets of the Fund’s Institutional, Class A, and Class C shares, respectively, through April 30, 2027. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.